Filed Pursuant to Rule 497(e)
                                                 Registration File No. 333-51202

                              PILGRIM MUTUAL FUNDS

                         Supplement dated March 21, 2001
              to the Prospectus of Pilgrim Emerging Countries Fund
                             dated January 19, 2001


[ ] PLEASE VOTE NOW

                                  PILGRIM FUNDS
EMERGING MARKETS VALUE FUND                      WORLDWIDE EMERGING MARKETS FUND

             THE SPECIAL MEETING OF SHAREHOLDERS HAS BEEN ADJOURNED
                           TO THURSDAY, APRIL 12, 2001

Dear Shareholder:

We have made several attempts to contact you, both through the mail and over the phone, regarding your shares held in the Emerging Markets Value Fund or Worldwide Emerging Markets Fund. Your position in the Fund is critical to the outcome of this Special Meeting. Considerable progress has been made in the vote response since the initial Meetings, but we are going to need your help in order to close the polls on these proposals. We have adjourned this Meeting to 2:00 p.m., local time, on April 12, 2001.

                               EVERY VOTE COUNTS,
                         WE NEED YOUR VOTE IMMEDIATELY!

   A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL.
    YOUR VOTE IS CRITICAL TO ENABLE THE FUND TO HOLD THE ADJOURNED MEETING AS SCHEDULED, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL
                         BENEFIT FROM YOUR COOPERATION.

After careful consideration, the Board of Directors/Trustees of Emerging Markets Value Fund and Worldwide Emerging Markets Fund each unanimously approved this proposal and recommends that shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call SHAREHOLDER COMMUNICATIONS at 1 (800) 606-0538.

                         PLEASE EXERCISE YOUR RIGHTS AND
                       HELP US TO OBTAIN THE NEEDED VOTE!

1.  BY PHONE:       To  speak  with a proxy  specialist  call 1 (800)  606-0538.
                    Representatives are available to take your vote Monday through Friday between 9 a.m. and 11 p.m. and Saturday 12 p.m. to 6 p.m. eastern time. Please have your proxy card available at the time of the call.

2.  BY INTERNET:    Go to  www.proxyvote.com  and  enter  the  12-digit  control number found on your proxy card.

3.  BY FAX:         Complete  the  enclosed  proxy card and fax it to us anytime toll-free to 1 (800) 733-1885.

4.  BY MAIL:        Return your  executed  proxy in the  enclosed  postage  paid envelope. Please utilize this option only if the other above methods are unavailable, as we may not receive your executed proxy by April 12, 2001.

Please take the time to vote your shares in order to reduce the need for additional solicitation efforts. Thank you.